Summary of Significant Accounting Policies (Tables)	12 Months Ended
Mar. 31, 2026
Summary of Significant Accounting Policies [Line Items]
Schedule of Subsidiaries and its Subsidiary's VIE	All inter-company balances and transactions have been eliminated upon consolidation.
Company	Date of establishment	Place of establishment	Percentage of legal ownership by Wah Fu	Principal activities
Subsidiaries:
Distance Learning	December 23, 1999	Mainland, PRC	100%	Provider of online education services and technological development and operation services
Shanghai Xin Fu	July 20, 2015	Mainland, PRC	100%	No operating revenues
Shanghai Xia Shu	April 29, 2016	Mainland, PRC	100%	No operating revenues
Hunan Huafu	June 15, 2015	Mainland, PRC	75%	Provider of online education services
Nanjing Suyun	March 8, 2017	Mainland, PRC	70%	Provider of online education services
Huaxia MOOC	March 15, 2017	Mainland, PRC	71%	Provider of online education services
Guizhou Huafu	April 25, 2017	Mainland, PRC	51%	Provider of online education services
Fuzhou Huafu	May 21, 2018	Mainland, PRC	65%	Provider of online education services
Guangzhou Huafu	October 21, 2019	Mainland, PRC	60%	Provider of online education services
Sichuan Huafu	November 8, 2019	Mainland, PRC	100%	Provider of online education services
Chongqing Huafu*	July 4, 2022	Mainland, PRC	55%	Provider of online education services
Gansu Huafu	April 9, 2024	Mainland, PRC	60%	Provider of online education services
Zhihui Xinyu	July 23, 2024	Mainland, PRC	100%	Provider of online education services
Hangzhou Huafu	February 14, 2026	Mainland, PRC	80%	No operating revenues
Variable interest entity
Digital Information	September 14, 2000	Mainland, PRC	Nil	Provider of technological development and operation service and holder of Internet Content Provider (“ICP”) License

Schedule of Accounts Receivable

Accounts receivable consisted of the following:

	As of March 31, 2026	As of March 31, 2025
Accounts receivable	$1,664,543	$1,317,031
Less: allowance for doubtful accounts	(763,247)	(599,322)
Total accounts receivable, net	$901,296	$717,709

Schedule of Estimated Useful Lives of Property and Equipment	Following are the estimated useful lives of the Company’s property and equipment:
Estimated useful lives
Buildings	20 years
Electronic equipment	3 - 5 years
Office equipment and furniture	4 - 5 years
Motor vehicles	4 - 5 years
Leasehold improvements	The shorter of the lease term and useful life

Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Schedule of Accounts Receivable

Accounts receivable aging consisted of the following:

	As of March 31, 2026	As of March 31, 2025
Less than 12 months	$966,744	$892,772
More than 12 months	697,799	424,259
Less: allowance for doubtful accounts	(763,247)	(599,322)
Total accounts receivable, net	$901,296	$717,709